Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Summary of property, plant, and equipment
A summary of property, plant, and equipment as of June 29, 2019 and December 31, 2018, is as follows:

(in thousands)	June 29, 2019	December 31, 2018
Manufacturing equipment	$29,783	$25,314
Research and development equipment	7,373	6,088
Leasehold improvements	7,337	7,080
Capital leases	883	882
Software	183	60
Furniture and fixtures	364	195
Vehicles	210	210
Assets not yet placed in service	4,970	3,374
Total property, plant and equipment	$51,103	$43,203
Less: accumulated depreciation and amortization	16,630	12,676
Property, plant and equipment, net	$34,473	$30,527

Property, plant and equipment are carried at cost less accumulated depreciation and are depreciated using the straight-line method over the following estimated useful lives:

Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	3 years
Manufacturing equipment	5 to 10 years
Research and development equipment	5 to 10 years
Software and computer equipment	3 years
Vehicles	5 years
Property, plant, and equipment are stated at cost and capital lease assets are included. A summary of property, plant, and equipment as of December 31, 2017 and 2018, is as follows:

	December 31,
(in thousands)	2017	2018
Manufacturing equipment	$13,037	$25,314
Research and development equipment	1,705	6,088
Leasehold improvements	1,285	7,080
Capital leases	797	882
Software	27	60
Furniture and fixtures	24	195
Vehicles	—	210
Assets not yet placed in service	5,021	3,374
Total property, plant and equipment	$21,896	$43,203
Less: accumulated depreciation and amortization	7,778	12,676
Property, plant and equipment, net	$14,118	$30,527

Schedule of financial instruments measured at fair value
The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis based on the fair value hierarchy as of December 31, 2018 (in thousands):

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial Liabilities:
Preferred stock warrant liability	$—	$—	$1,441	$1,441
Common stock warrant liability	—	—	477	477
Total	$—	$—	$1,918	$1,918

The following table sets forth our financial instruments that were measured at fair value on a recurring basis based on the fair value hierarchy:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Financial Liabilities:
Preferred stock warrant liability	$—	$—	$550	$550
Total	$—	$—	$550	$550

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial Liabilities:
Preferred stock warrant liability	$—	$—	$1,441	$1,441
Common stock warrant liability	—	—	477	477
Total	$—	$—	$1,918	$1,918

Summary of changes in fair value
The following table sets forth a summary of the changes in the fair value of the preferred and common stock warrant liabilities:

	For the Six Months Ended
(in thousands)	June 29, 2019	June 30, 2018
Beginning balance	$1,918	$550
Fair value of warrants issued during the period	—	248
Change in fair value of warrant liability	12,503	259
Reclassification of warrant liability to additional paid-in capital in connection with the IPO	(14,421)	—
Ending balance	$—	$1,057

The following table sets forth a summary of the changes in the fair value of the preferred and common stock warrant liabilities:

	For the Year Ended December 31,
(in thousands)	2016	2017	2018
Beginning balance	$—	$165	$550
Fair value of warrants issued during the period	165	—	248
Change in fair value of warrant liability	—	385	1,120
Ending balance	$165	$550	$1,918

Schedule of net revenues by platform and channel
The Company’s net revenues by platform and channel are included in the tables below:

	For the Three Months Ended		For the Six Months Ended
(in thousands)	June 29, 2019	June 30, 2018	June 29, 2019	June 30, 2018
Net revenues:
Gross Fresh Platform	$67,722	$15,119	$106,528	$24,715
Gross Frozen Platform	5,639	4,506	10,151	9,254
Less: Discounts	(6,110)	(2,258)	(9,222)	(3,826)
Net revenues	$67,251	$17,367	$107,457	$30,143

	For the Three Months Ended		For the Six Months Ended
(in thousands)	June 29, 2019	June 30, 2018	June 29, 2019	June 30, 2018
Net revenues:
Retail	$34,120	$11,684	$53,699	$20,972
Restaurant and Foodservice	33,131	5,683	53,758	9,171
Net revenues	$67,251	$17,367	$107,457	$30,143

Our net revenues by platform and channel are included in the tables below:

	For the Year Ended December 31,
(in thousands)	2016	2017	2018
Net revenues:
Fresh	$813	$18,109	$81,686
Frozen	18,236	19,588	15,896
Less: Discounts	(2,867)	(5,116)	(9,648)
Total net revenues	$16,182	$32,581	$87,934

	For the Year Ended December 31,
(in thousands)	2016	2017	2018
Net revenues:
Retail	$12,342	$25,490	$50,779
Restaurant and Foodservice	3,840	7,091	37,155
Total net revenues	$16,182	$32,581	$87,934